UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-8546
                                                      --------
                            The Bramwell Funds, Inc.
                                745 Fifth Avenue
                                   16th Floor
                               New York, NY 10151
                    ----------------------------------------
                    (Address of principal executive offices)

                                   Dechert LLP
                              30 Rockefeller Plaza
                               New York, NY 10112
                    ----------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 308-0505
                                                           --------------
                        Date of fiscal year end: June 30
                                                 -------
                  Date of reporting period: September 30, 2005
                                            ------------------

ITEM 1. SCHEDULE OF INVESTMENTS

                              BRAMWELL GROWTH FUND

            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

COMMON STOCKS - 94.83%

AUTOMOTIVE/HEAVY EQUIPMENT - 3.37%
Caterpillar, Inc.                                         48,000   $  2,820,000
Joy Global, Inc.                                          15,000        756,900
Paccar, Inc.                                              33,000      2,240,370
                                                                   ------------
                                                                      5,817,270
                                                                   ------------
BUSINESS SERVICES - 5.57%
Automatic Data Processing, Inc.                           40,000      1,721,600
Chicago Bridge & Iron Co., NV                             45,000      1,399,050
Euronet Worldwide, Inc.*                                  25,000        739,750
Jacobs Engineering Group, Inc.*                           32,000      2,156,800
Paychex, Inc.                                             25,000        927,000
Robert Half International, Inc.                           75,000      2,669,250
                                                                   ------------
                                                                      9,613,450
                                                                   ------------
CHEMICALS/METALS - 2.38%
Phelps Dodge Corp.                                         4,000        519,720
Praxair, Inc.                                             75,000      3,594,750
                                                                   ------------
                                                                      4,114,470
                                                                   ------------
COMMUNICATIONS - 2.95%
Cisco Systems, Inc.*                                     120,000      2,151,600
Nokia OYJ - ADR                                          105,000      1,775,550
QUALCOMM, Inc.                                            26,000      1,163,500
                                                                   ------------
                                                                      5,090,650
                                                                   ------------
CONSUMER PRODUCTS - 0.86%
Procter & Gamble Co.                                      25,000      1,486,500
                                                                   ------------

ELECTRONICS - 2.11%
Intel Corp.                                               70,000      1,725,500
Linear Technology Corp.                                   15,000        563,850
Texas Instruments, Inc.                                   40,000      1,356,000
                                                                   ------------
                                                                      3,645,350
                                                                   ------------
ENERGY - 13.88%
Arch Coal, Inc.                                           20,000      1,350,000
ConocoPhillips                                            20,000      1,398,200
Devon Energy Corp.                                        20,000      1,372,800
EOG Resources, Inc.                                       20,000      1,498,000
ExxonMobil Corp.                                          90,000      5,718,600
Nabors Industries Ltd.*                                   20,000      1,436,600
Noble Corp.                                               38,000      2,601,480
Patterson-UTI Energy, Inc.                                65,000      2,345,200
Peabody Energy Corp.                                      28,000      2,361,800
Schlumberger Ltd.                                         25,000      2,109,500
St. Mary Land & Exploration Co.                           20,000        732,000
Weatherford International Ltd.*                           15,000      1,029,900
                                                                   ------------
                                                                     23,954,080
                                                                   ------------


                                                          SHARES          VALUE
                                                          ------          -----

FINANCIAL SERVICES - 4.30%
American Express Co.                                      20,000   $  1,148,800
BlackRock, Inc.                                           21,000      1,861,020
Chicago Mercantile Exchange                                7,000      2,361,100
Wells Fargo & Co.                                         35,000      2,049,950
                                                                   ------------
                                                                      7,420,870
                                                                   ------------
FOOD PRODUCTS - 0.73%
Hershey Foods Corp.                                       22,500      1,266,975
                                                                   ------------

HEALTHCARE PRODUCTS - 16.55%
Amgen, Inc.*                                              30,000      2,390,100
Genentech, Inc.*                                          20,000      1,684,200
Gilead Sciences, Inc.*                                    75,000      3,657,000
Kinetic Concepts, Inc.*                                   25,000      1,420,000
Kyphon, Inc.*                                             58,000      2,548,520
Medtronic, Inc.                                           90,000      4,825,800
Novartis AG - ADR                                         60,000      3,060,000
Roche Holding AG - ADR                                    27,500      1,919,500
Stryker Corp.                                             72,500      3,583,675
SurModics, Inc.*                                          10,000        386,900
Zimmer Holdings, Inc.*                                    45,000      3,100,050
                                                                   ------------
                                                                     28,575,745
                                                                   ------------
HEALTHCARE SERVICES - 3.60%
UnitedHealth Group, Inc.                                  70,000      3,934,000
WellPoint, Inc.*                                          30,000      2,274,600
                                                                   ------------
                                                                      6,208,600
                                                                   ------------
INDUSTRIAL PRODUCTS - 14.84%
3M                                                        50,000      3,668,000
Corning, Inc.*                                           107,500      2,077,975
Donaldson Co., Inc.                                       52,000      1,587,560
Emerson Electric Co.                                      45,000      3,231,000
General Electric Co.                                     200,000      6,734,000
Illinois Tool Works, Inc.                                 25,000      2,058,250
ITT Industries, Inc.                                      38,000      4,316,800
Molex, Inc., Class A                                      50,000      1,285,500
Regal-Beloit Corp.                                        20,000        648,800
                                                                   ------------
                                                                     25,607,885
                                                                   ------------
INFORMATION PROCESSING
  EQUIPMENT - 3.80%
Dell Inc.*                                               120,000      4,104,000
EMC Corp.*                                               190,000      2,458,600
                                                                   ------------
                                                                      6,562,600
                                                                   ------------

                                                          SHARES          VALUE
                                                          ------          -----

INFORMATION PROCESSING
  SOFTWARE - 4.51%
Autodesk, Inc.                                            45,000   $  2,089,800
Microsoft Corp.                                          120,000      3,087,600
SAP AG - ADR                                              60,000      2,599,800
                                                                   ------------
                                                                      7,777,200
                                                                   ------------
RESTAURANTS - 2.87%
Cheesecake Factory, Inc.*                                 50,000      1,562,000
Domino's Pizza, Inc.                                      40,000        932,800
McDonald's Corp.                                          30,000      1,004,700
Yum! Brands, Inc.                                         30,000      1,452,300
                                                                   ------------
                                                                      4,951,800
                                                                   ------------
RETAILING - 9.75%
Best Buy Co., Inc.                                        35,000      1,523,550
Coach, Inc.*                                              55,000      1,724,800
J.C. Penney Co., Inc.                                     75,000      3,556,500
Lowe's Companies, Inc.                                    20,000      1,288,000
Tiffany & Co.                                             45,000      1,789,650
Walgreen Co.                                             160,000      6,952,000
                                                                   ------------
                                                                     16,834,500
                                                                   ------------
TRANSPORTATION - 2.76%
Canadian Pacific Railway Ltd.                             50,000      2,148,000
FedEx Corp.                                               30,000      2,613,900
                                                                   ------------
                                                                      4,761,900
                                                                   ------------
TOTAL COMMON STOCKS
(Cost $115,257,679)                                                 163,689,845
                                                                   ------------

                                                PRINCIPAL AMOUNT         VALUE
                                                ----------------         -----

VARIABLE RATE
DEMAND NOTE - 4.16%

U.S. Bancorp, 3.59%
(Cost $7,181,000)                                     $7,181,000   $  7,181,000
                                                                   ------------

TOTAL INVESTMENTS - 98.99%
  (Cost $122,438,679)                                               170,870,845

OTHER ASSETS LESS LIABILITIES - 1.01%                                 1,737,837
                                                                   ------------

NET ASSETS - 100.00%
(8,455,214 shares outstanding)                                     $172,608,682
                                                                   ============

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                               $20.41
                                                                   ============

* Non-income producing security

                               BRAMWELL FOCUS FUND

            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)


                                                          SHARES          VALUE
                                                          ------          -----

COMMON STOCKS - 95.83%

AUTOMOTIVE/HEAVY EQUIPMENT - 6.15%
Caterpillar, Inc.                                          5,000   $    293,750
Joy Global, Inc.                                           4,000        201,840
                                                                   ------------
                                                                        495,590
                                                                   ------------
BUSINESS SERVICES - 13.91%
Automatic Data Processing, Inc.                            4,000        172,160
Euronet Worldwide, Inc.*                                  10,000        295,900
Jacobs Engineering Group, Inc.*                            6,000        404,400
Robert Half International, Inc.                            7,000        249,130
                                                                   ------------
                                                                      1,121,590
                                                                   ------------
COMMUNICATIONS - 3.33%
Cisco Systems, Inc.*                                      10,000        179,300
QUALCOMM, Inc.                                             2,000         89,500
                                                                   ------------
                                                                        268,800
                                                                   ------------
ENERGY - 14.23%
Devon Energy Corp.                                         5,000        343,200
Patterson-UTI Energy, Inc.                                10,000        360,800
Peabody Energy Corp.                                       2,000        168,700
Weatherford International Ltd.*                            4,000        274,640
                                                                   ------------
                                                                      1,147,340
                                                                   ------------
FINANCIAL SERVICES - 3.30%
BlackRock, Inc.                                            3,000        265,860
                                                                   ------------
HEALTHCARE PRODUCTS - 17.08%
Amgen, Inc.*                                               2,000        159,340
Kyphon, Inc.*                                              9,000        395,460
Medtronic, Inc.                                            6,000        321,720
Stryker Corp.                                              7,000        346,010
SurModics, Inc.*                                           4,000        154,760
                                                                   ------------
                                                                      1,377,290
                                                                   ------------
HEALTHCARE SERVICES - 3.76%
WellPoint, Inc.*                                           4,000        303,280
                                                                   ------------

INDUSTRIAL PRODUCTS - 19.46%
Corning, Inc.*                                            15,000        289,950
Emerson Electric Co.                                       5,000        359,000
General Electric Co.                                       9,000        303,030
ITT Industries, Inc.                                       4,000        454,400
Regal-Beloit Corp.                                         5,000        162,200
                                                                   ------------
                                                                      1,568,580
                                                                   ------------


                                                          SHARES          VALUE
                                                          ------          -----


INFORMATION PROCESSING
  EQUIPMENT - 1.27%
Dell Inc.*                                                 3,000   $    102,600
                                                                   ------------

INFORMATION PROCESSING
  SOFTWARE - 2.96%
SAP AG - ADR                                               5,500        238,315
                                                                   ------------

RESTAURANTS - 2.33%
Cheesecake Factory, Inc.*                                  6,000        187,440
                                                                   ------------

RETAILING - 4.32%
Best Buy Co., Inc.                                         5,000        217,650
Walgreen Co.                                               3,000        130,350
                                                                   ------------
                                                                        348,000
                                                                   ------------
TRANSPORTATION - 3.73%
Canadian Pacific Railway Ltd.                              7,000        300,720
                                                                   ------------

TOTAL COMMON STOCKS
(Cost $6,783,823)                                                     7,725,405
                                                                   ------------

                                                PRINCIPAL AMOUNT         VALUE
                                                ----------------         -----


VARIABLE RATE
DEMAND NOTE - 7.02%

U.S. Bancorp, 3.59%
(Cost $566,300)                                         $566,300        566,300
                                                                   ------------

TOTAL INVESTMENTS - 102.85%
(Cost $7,350,123)                                                     8,291,705

LIABILITIES LESS OTHER ASSETS - (2.85)%                                (229,805)
                                                                   ------------

NET ASSETS - 100.00%
(794,557 shares outstanding)                                       $  8,061,900
                                                                   ============
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                               $10.15
                                                                   ============
* Non-income producing security

The schedule of investments as of the date of this report has not been audited. For more information regarding The Bramwell Funds, Inc. (the "Funds"), please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Funds may invest in.

NOTES TO THE SCHEDULES OF INVESTMENTS

1. ORGANIZATION
(see language from June 30, 2005 annual report)


2. INVESTMENT TRANSACTIONS

At September 30, 2005, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes were as follows:


                                                                       Growth Fund                         Focus Fund

Cost of Investments                                                     $ 122,603,721                        $ 7,350,123
                                                                     =================                   ================

Gross Unrealized Appreciation                                            $ 49,382,279                        $ 1,056,256
Gross Unrealized Depreciation                                              (1,115,155)                          (114,674)
                                                                     -----------------                   ----------------
Net Unrealized Appreciation
     on Investments                                                      $ 48,267,124                          $ 941,582
                                                                     =================                   ================


The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Of the gross appreciation on investments, 86% and 31% (unaudited) is attributable to securities held greater than 12 months at September 30, 2005, for the Growth Fund and Focus Fund, respectively.

ITEM 2.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications, as required by Rule 30a-2(a) under the Investment Company Act of 1940, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bramwell Funds, Inc.


/s/Elizabeth R. Bramwell
----------------------------
Elizabeth R. Bramwell
Principal Executive Officer and Principal Financial Officer
November 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Elizabeth R. Bramwell
----------------------------
Principal Executive Officer and Principal Financial Officer
November 15, 2005